CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock
Issuance and offering costs		$ 9
IPO [Member]
Issuance and offering costs		$ 7,000
Private Placement [Member]
Issuance and offering costs	$ 247